Earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	0	79,000,000	93,000,000
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 4,625	$ 294	$ 1,043
Income (loss) from discontinued operations, net of tax	(79)	4,852	396
Net income attributable to ABB	$ 4,546	$ 5,146	$ 1,439
Weighted-average number of shares outstanding (in shares)	2,001,000,000	2,111,000,000	2,133,000,000
Income from continuing operations, net of tax (in dollars per share)	$ 2.31	$ 0.14	$ 0.49
Income (loss) from discontinued operations, net of tax (in dollars per share)	(0.04)	2.30	0.19
Net income (in dollars per share)	$ 2.27	$ 2.44	$ 0.67
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 4,625	$ 294	$ 1,043
Income (loss) from discontinued operations, net of tax	(79)	4,852	396
Net income attributable to ABB	$ 4,546	$ 5,146	$ 1,439
Weighted-average number of shares outstanding (in shares)	2,001,000,000	2,111,000,000	2,133,000,000
Effect of dilutive securities:
Call options and shares	18,000,000	8,000,000	2,000,000
Adjusted weighted-average number of shares outstanding (in shares)	2,019,000,000	2,119,000,000	2,135,000,000
Income from discontinued operations, net of tax (in dollars per share)	$ 2.29	$ 0.14	$ 0.49
Income (loss) from discontinued operations, net of tax (in dollars per share)	(0.04)	2.29	0.19
Net income (in dollars per share)	$ 2.25	$ 2.43	$ 0.67